MASTER TRUST - Schedule of Changes in Assets (Details) - EBT Total - Master Trust $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions of assets attributed to:
Participant contributions	$ 232,490
Company contributions	149,609
Rollover contributions	38,619
Repayments of notes receivable and interest from participants	25,170
Net appreciation in fair value of investments	1,411,156
Interest, dividends and other	62,614
Transfers into the Plan / Plan Merger (Note 1)	2,538
Total additions	1,922,196
Deductions of assets attributed to:
Benefits paid to participants	993,140
Notes receivable from participants	23,566
Administrative expenses	914
Fund management fees	2,205
Total deductions	1,019,825
Net increase in net assets during the year	902,371
End of year	9,609,008
Beginning of year	$ 8,706,637